Deferred income tax - Unrecognised tax losses which can be carried forward against future taxable income (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Unrecognised tax losses	¥ 71,862,000	¥ 13,850,000
Deferred income tax liabilities that have not been recognised for the withholding tax that would be payable on the unremitted earnings of certain subsidiaries	16,435,000	19,160,000
Within 5 years
Deferred income tax
Unrecognised tax losses	¥ 71,862,000	¥ 13,850,000